UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LP
Address: 450 Park Avenue, 9th Floor
         New York, NY  10022

13F File Number:  028-12492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alyssa Yavner
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

  /s/ Alyssa Yavner     New York, NY     November 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $1,496,037 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12491                     Taconic Capital Advisors UK LLP
02   028-NEW                       Taconic Capital Advisors (Hong Kong) Ltd

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109    11280  1000000 SH       DEFINED 02            1000000        0        0
ALCOA INC                      NOTE 5.250% 3/1  013817AT8    10141  6800000 PRN      DEFINED 02                  0        0  6800000
AMERIGROUP CORP                COM              03073T102    32001   350000 SH       DEFINED 02             350000        0        0
AMERIGROUP CORP                COM              03073T102     6750  1000000 SH  CALL DEFINED 02                  0        0        0
ANADARKO PETE CORP             COM              032511107      283   388300 SH  CALL DEFINED 02                  0        0        0
ANCESTRY COM INC               COM              032803108      472    15700 SH       DEFINED 02              15700        0        0
ASIAINFO-LINKAGE INC           COM              04518A104    11710  1000000 SH       DEFINED 02            1000000        0        0
ASSURED GUARANTY LTD           COM              G0585R106    17706  1300000 SH       DEFINED 02            1300000        0        0
BP PLC                         SPONSORED ADR    055622104   395007  9325000 SH       DEFINED 02            9325000        0        0
CA INC                         COM              12673P105    48309  1875000 SH       DEFINED 02            1875000        0        0
CALPINE CORP                   COM NEW          131347304    17300  1000000 SH       DEFINED 02            1000000        0        0
CIT GROUP INC                  COM NEW          125581801   122700  3115000 SH       DEFINED 02            3115000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702      132   300000 SH  CALL DEFINED 02                  0        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    18720   800000 SH       DEFINED 02             800000        0        0
GENERAL MTRS CO                COM              37045V100   205319  9025000 SH       DEFINED 02            9025000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118     6188   449089 SH       DEFINED 02             449089        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126     6187   749089 SH       DEFINED 02             749089        0        0
GENON ENERGY INC               COM              37244E107     5060  2000000 SH       DEFINED 02            2000000        0        0
HALLIBURTON CO                 COM              406216101     8423   250000 SH       DEFINED 02             250000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    11671   850000 SH       DEFINED 02             850000        0        0
HEWLETT PACKARD CO             COM              428236103    15354   900000 SH       DEFINED 02             900000        0        0
HOSPIRA INC                    COM              441060100      165   600000 SH  CALL DEFINED 02                  0        0        0
HOSPIRA INC                    COM              441060100    55794  1700000 SH       DEFINED 02            1700000        0        0
KEARNY FINL CORP               COM              487169104    13393  1375000 SH       DEFINED 02            1375000        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     8781  2515995 SH       DEFINED 02            2515995        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     2075   500000 SH  CALL DEFINED 02                  0        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     8057   150000 SH       DEFINED 02             150000        0        0
MOLYCORP INC DEL               COM              608753109       36   325000 SH  CALL DEFINED 02                  0        0        0
MOLYCORP INC DEL               COM              608753109      164   144000 SH  PUT  DEFINED 02                  0        0   144000
MOLYCORP INC DEL               NOTE 6.000% 9/0  608753AF6     5800  5000000 PRN      DEFINED 02                  0        0  5000000
NEXEN INC                      COM              65334H102   152040  6000000 SH       DEFINED 02            6000000        0        0
OWENS ILL INC                  COM NEW          690768403    16884   900000 SH       DEFINED 02             900000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     5040  3000000 SH       DEFINED 02            3000000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    77409   450000 SH       DEFINED 02             450000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      404  1800000 SH  PUT  DEFINED 02                  0        0  1800000
STANLEY BLACK & DECKER INC     COM              854502101    35075   460000 SH       DEFINED 02             460000        0        0
STARWOOD PPTY TR INC           COM              85571B105    12799   550000 SH       DEFINED 02             550000        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9    24988 25000000 PRN      DEFINED 02                  0        0 25000000
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     4371   100000 SH       DEFINED 02             100000        0        0
VISTEON CORP                   COM NEW          92839U206    17784   400000 SH       DEFINED 02             400000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     4725   350000 SH       DEFINED 02             350000        0        0
WPX ENERGY INC                 COM              98212B103    99540  6000000 SH       DEFINED 02            6000000        0        0